UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® SPECIAL VALUE TRUST

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Duke Energy Corp.	1.6%
JPMorgan Chase & Co.	1.6%
NASDAQ OMX Group, Inc.	1.5%
CVS Health Corp.	1.5%
Travelers Cos., Inc.	1.4%
Verizon Communications, Inc.	1.4%
U.S. Bancorp	1.3%
Johnson & Johnson	1.3%
Nestle S.A., ADR	1.2%
Merck & Co., Inc.	1.2%

Equity sectors
Financial Services	8.9%
Health Care	4.8%
Consumer Staples	3.9%
Industrial Goods & Services	3.3%
Utilities & Communications	3.0%
Retailing	2.4%
Basic Materials	2.1%
Technology	2.1%
Special Products & Services	1.5%
Energy	1.0%
Leisure	1.0%
Autos & Housing (o)	0.0%

Fixed income sectors (i)
High Yield Corporates	58.7%
Emerging Markets Bonds	3.3%
Floating Rate Loans	1.6%
Investment Grade Corporates	1.0%
Commercial Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
BBB	1.2%
BB	19.6%
B	34.7%
CCC	8.5%
C (o)	0.0%
D	0.3%
Not Rated	0.4%
Non-Fixed Income	34.0%
Cash & Other	1.3%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 62.1%
Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$125,000	$134,025
Bombardier, Inc., 7.75%, 3/15/20 (n)	55,000	58,154
Bombardier, Inc., 6.125%, 1/15/23 (n)	155,000	148,134
Bombardier, Inc., 7.5%, 3/15/25 (n)	55,000	54,519
CPI International, Inc., 8.75%, 2/15/18	190,000	195,344
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	45,000	40,050
TransDigm, Inc., 6%, 7/15/22	25,000	25,156
TransDigm, Inc., 6.5%, 7/15/24	110,000	111,634

		$767,016
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$60,000	$61,200

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$220,000	$29,106
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25 (i)(z)	18,357	4,268
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)	150,883	760

		$34,134
Automotive - 1.5%
Accuride Corp., 9.5%, 8/01/18	$150,000	$155,625
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	140,000	148,120
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,800
Lear Corp., 4.75%, 1/15/23	80,000	81,200
Lear Corp., 5.25%, 1/15/25	65,000	66,381
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	213,000

		$708,126
Broadcasting - 1.4%
AMC Networks, Inc., 7.75%, 7/15/21	$101,000	$110,090
Clear Channel Communications, Inc., 9%, 3/01/21	152,000	145,730
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,188
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	85,000	89,888
Liberty Media Corp., 8.5%, 7/15/29	110,000	123,200
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,763
Netflix, Inc., 5.375%, 2/01/21	70,000	73,150
Netflix, Inc., 5.875%, 2/15/25 (n)	30,000	31,950
Univision Communications, Inc., 5.125%, 2/15/25 (n)	35,000	35,263

		$674,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23		$70,000	$71,488

Building - 1.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$140,000	$147,350
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		75,000	76,875
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		30,000	31,875
Gibraltar Industries, Inc., 6.25%, 2/01/21		30,000	30,450
HD Supply, Inc., 7.5%, 7/15/20		110,000	117,975
Headwaters, Inc., 7.25%, 1/15/19		70,000	73,325
Nortek, Inc., 8.5%, 4/15/21		150,000	162,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		179,000	180,790

			$820,640
Business Services - 0.5%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$56,788
Equinix, Inc., 5.375%, 1/01/22		25,000	25,938
Equinix, Inc., 5.375%, 4/01/23		35,000	36,138
Iron Mountain, Inc., REIT, 6%, 8/15/23		30,000	31,950
NeuStar, Inc., 4.5%, 1/15/23		110,000	96,800

			$247,614
Cable TV - 3.6%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$200,000	$212,510
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		60,000	62,348
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		70,000	69,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		115,000	116,438
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		25,000	24,563
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		115,000	121,181
DISH DBS Corp., 6.75%, 6/01/21		60,000	63,530
DISH DBS Corp., 5%, 3/15/23		90,000	85,275
DISH DBS Corp., 5.875%, 11/15/24		30,000	29,550
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		105,000	103,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		100,000	94,125
Intelsat Luxembourg S.A., 8.125%, 6/01/23		170,000	155,603
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	100,000	126,601
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$10,000	9,950
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,438
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		85,000	82,450
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		50,000	51,875
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		45,000	45,225
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		200,000	208,750

			$1,673,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$63,000	$69,143
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	20,000	20,450
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	125,000	126,563
Hexion U.S. Finance Corp., 6.625%, 4/15/20	65,000	60,775
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	140,000	124,775
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	200,000	202,500
Tronox Finance LLC, 6.375%, 8/15/20	185,000	181,300

		$785,506
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$40,000	$37,600
VeriSign, Inc., 4.625%, 5/01/23	35,000	34,983

		$72,583
Conglomerates - 1.6%
Amsted Industries Co., 5%, 3/15/22 (n)	$105,000	$108,281
BC Mountain LLC, 7%, 2/01/21 (n)	95,000	90,013
EnerSys, 5%, 4/30/23 (n)	130,000	131,625
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	100,000	104,500
Entegris, Inc., 6%, 4/01/22 (n)	165,000	172,425
Renaissance Acquisition, 6.875%, 8/15/21 (n)	145,000	134,850

		$741,694
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$115,275

Consumer Products - 0.5%
Prestige Brands, Inc., 8.125%, 2/01/20	$30,000	$32,250
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	55,000	55,688
Spectrum Brands, Inc., 6.375%, 11/15/20	110,000	116,600
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	10,000	10,600

		$215,138
Consumer Services - 1.8%
ADT Corp., 6.25%, 10/15/21	$165,000	$177,375
Garda World Security Corp., 7.25%, 11/15/21 (n)	60,000	59,700
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	29,850
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	149,625
Interval Acquisition Corp., 5.625%, 4/15/23 (z)	125,000	126,563
Monitronics International, Inc., 9.125%, 4/01/20	145,000	143,550
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	80,000	81,600
Service Corp. International, 5.375%, 5/15/24	50,000	53,125

		$821,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - 2.3%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$214,000
Ball Corp., 5%, 3/15/22	95,000	99,038
Berry Plastics Group, Inc., 9.75%, 1/15/21	20,000	21,950
Berry Plastics Group, Inc., 5.5%, 5/15/22	125,000	129,531
Crown American LLC, 4.5%, 1/15/23	85,000	85,425
Multi-Color Corp., 6.125%, 12/01/22 (n)	100,000	104,000
Reynolds Group, 5.75%, 10/15/20	50,000	52,250
Reynolds Group, 8.25%, 2/15/21	115,000	122,331
Sealed Air Corp., 4.875%, 12/01/22 (n)	80,000	82,200
Sealed Air Corp., 5.125%, 12/01/24 (n)	25,000	26,063
Signode Industrial Group, 6.375%, 5/01/22 (n)	115,000	115,000

		$1,051,788
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$70,000	$61,600

Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$120,000	$104,400
Advanced Micro Devices, Inc., 7.5%, 8/15/22	35,000	28,700
Advanced Micro Devices, Inc., 7%, 7/01/24	65,000	50,538
Micron Technology, Inc., 5.875%, 2/15/22	40,000	42,050
Micron Technology, Inc., 5.5%, 2/01/25 (n)	65,000	64,675
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	40,000	42,700
Sensata Technologies B.V., 5%, 10/01/25 (n)	40,000	41,300

		$374,363
Emerging Market Quasi-Sovereign - 0.1%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$38,000	$40,043

Emerging Market Sovereign - 0.6%
Republic of Ecuador, 10.5%, 3/24/20 (n)	$200,000	$216,000
Republic of Venezuela, 7%, 3/31/38	203,000	82,723

		$298,723
Energy - Independent - 4.8%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)	$200,000	$88,000
Afren PLC, 15%, 4/25/16	174,593	164,991
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	35,000	25,725
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	135,000	99,563
Baytex Energy Corp., 5.625%, 6/01/24 (n)	95,000	91,913
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	30,000	30,525
Chaparral Energy, Inc., 7.625%, 11/15/22	115,000	92,000
Chesapeake Energy Corp., 5.75%, 3/15/23	100,000	97,750
Concho Resources, Inc., 5.5%, 4/01/23	40,000	40,550
EP Energy LLC, 6.875%, 5/01/19	35,000	36,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
EP Energy LLC, 9.375%, 5/01/20	$110,000	$117,700
EP Energy LLC, 7.75%, 9/01/22	150,000	157,500
Halcon Resources Corp., 8.875%, 5/15/21	130,000	101,530
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	40,000	41,400
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	15,000	13,659
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	160,000	137,600
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	45,000	36,675
MEG Energy Corp., 6.5%, 3/15/21 (n)	85,000	83,938
MEG Energy Corp., 7%, 3/31/24 (n)	75,000	73,890
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	80,000	76,000
Oasis Petroleum, Inc., 6.875%, 3/15/22	90,000	91,575
QEP Resources, Inc., 5.25%, 5/01/23	60,000	60,151
Rosetta Resources, Inc., 5.625%, 5/01/21	130,000	130,163
RSP Permian, Inc., 6.625%, 10/01/22 (n)	80,000	83,040
Sanchez Energy Corp., 6.125%, 1/15/23	110,000	107,800
SM Energy Co., 6.5%, 11/15/21	120,000	124,800
SM Energy Co., 6.125%, 11/15/22 (n)	50,000	52,500

		$2,257,023
Entertainment - 0.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$95,000	$104,679
Cedar Fair LP, 5.25%, 3/15/21	105,000	108,938
Cedar Fair LP, 5.375%, 6/01/24 (n)	35,000	36,138
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	51,685
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	92,925

		$394,365
Financial Institutions - 3.2%
Aircastle Ltd., 5.125%, 3/15/21	$40,000	$41,948
Aircastle Ltd., 5.5%, 2/15/22	40,000	42,700
Aviation Capital Group, 4.625%, 1/31/18 (n)	55,000	57,589
Aviation Capital Group, 6.75%, 4/06/21 (n)	25,000	29,036
CIT Group, Inc., 5.25%, 3/15/18	40,000	41,460
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	127,628
CIT Group, Inc., 5.5%, 2/15/19 (n)	148,000	154,845
CIT Group, Inc., 5%, 8/15/22	35,000	36,050
Credit Acceptance Co., 7.375%, 3/15/23 (n)	85,000	84,575
Icahn Enterprises LP, 6%, 8/01/20	55,000	57,830
Icahn Enterprises LP, 5.875%, 2/01/22	110,000	113,702
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	60,000	61,050
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	314,150
Navient Corp., 5.875%, 3/25/21	60,000	59,700
SLM Corp., 8%, 3/25/20	135,000	150,355
SLM Corp., 7.25%, 1/25/22	80,000	84,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
SLM Corp., 6.125%, 3/25/24	$50,000	$48,563

		$1,505,981
Food & Beverages - 0.5%
Darling Ingredients, Inc., 5.375%, 1/15/22	$75,000	$76,313
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	130,000	136,500

		$212,813
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)	$70,000	$45,850
Tembec Industries, Inc., 9%, 12/15/19 (n)	60,000	61,200

		$107,050
Gaming & Lodging - 2.0%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$150,000	$162,938
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	45,000	34,425
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	145,000	153,338
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	120,000	126,600
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	35,000	38,325
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	85,000	87,763
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)	20,000	20,650
MGM Resorts International, 6.625%, 12/15/21	90,000	96,300
MGM Resorts International, 6%, 3/15/23	65,000	67,316
RHP Hotel Properties, 5%, 4/15/23 (n)	25,000	25,313
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	120,000	121,944

		$934,912
Industrial - 0.8%
Dematic S.A., 7.75%, 12/15/20 (n)	$180,000	$189,450
Howard Hughes Corp., 6.875%, 10/01/21 (n)	105,000	110,775
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	94,725

		$394,950
Machinery & Tools - 0.9%
H&E Equipment Services Co., 7%, 9/01/22	$145,000	$151,888
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	95,000	81,700
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	110,000	91,025
RSC Equipment Rental, Inc., 8.25%, 2/01/21	60,000	64,725
United Rentals North America, Inc., 7.625%, 4/15/22	48,000	52,920

		$442,258
Major Banks - 1.8%
Bank of America Corp., FRN, 6.1%, 12/29/49	$130,000	$132,600
Bank of America Corp., FRN, 5.2%, 12/31/49	171,000	164,374

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	$135,000	$138,713
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49	95,000	109,488
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	118,500
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 12/31/49	150,000	191,250

		$854,925
Medical & Health Technology & Services - 3.1%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$15,000	$15,525
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	195,000	206,944
Davita Healthcare Partners, Inc., 5%, 5/01/25	110,000	109,794
Davita, Inc., 5.125%, 7/15/24	45,000	45,793
HCA, Inc., 7.5%, 2/15/22	150,000	175,500
HCA, Inc., 5.875%, 3/15/22	45,000	50,344
HCA, Inc., 5%, 3/15/24	65,000	69,076
HCA, Inc., 5.375%, 2/01/25	60,000	63,000
HealthSouth Corp., 5.125%, 3/15/23	120,000	123,600
LifePoint Hospitals, Inc., 5.5%, 12/01/21	150,000	157,665
Tenet Healthcare Corp., 8%, 8/01/20	165,000	172,631
Tenet Healthcare Corp., 4.5%, 4/01/21	120,000	119,550
Tenet Healthcare Corp., 8.125%, 4/01/22	55,000	60,019
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	92,138

		$1,461,579
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 8/01/20	$56,000	$59,290
DJO Finco, Inc., 8.125%, 6/15/21 (z)	55,000	55,825
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	62,000	66,185
Teleflex, Inc., 6.875%, 6/01/19	50,000	51,813
Teleflex, Inc., 5.25%, 6/15/24	55,000	55,550

		$288,663
Metals & Mining - 2.7%
Arch Coal, Inc., 8%, 1/15/19 (n)	$45,000	$18,675
Century Aluminum Co., 7.5%, 6/01/21 (n)	90,000	91,913
Consol Energy, Inc., 5.875%, 4/15/22	140,000	128,450
Consol Energy, Inc., 8%, 4/01/23 (n)	55,000	55,756
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	155,000	151,590
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	192,000
GrafTech International Co., 6.375%, 11/15/20	100,000	85,500
Hudbay Minerals, Inc., 9.5%, 10/01/20	60,000	62,850
Lundin Mining Corp., 7.5%, 11/01/20 (n)	50,000	52,505
Lundin Mining Corp., 7.875%, 11/01/22 (n)	100,000	106,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	$45,000	$46,013
Steel Dynamics, Inc., 5.25%, 4/15/23	20,000	20,450
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	45,000	46,463
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	30,000	30,825
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	50,000	51,375
Suncoke Energy, Inc., 7.625%, 8/01/19	33,000	33,908
TMS International Corp., 7.625%, 10/15/21 (n)	70,000	70,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	50,000	31,875

		$1,276,148
Midstream - 3.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$150,000	$159,188
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	60,000	62,400
Crestwood Midstream Partners LP, 6%, 12/15/20	95,000	97,375
Crestwood Midstream Partners LP, 6.125%, 3/01/22	55,000	56,788
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	35,000	36,575
El Paso Corp., 7.75%, 1/15/32	195,000	232,708
Energy Transfer Equity LP, 7.5%, 10/15/20	135,000	151,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	60,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	120,000	123,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	155,000	161,588
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	146,450
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	101,000
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	69,000	69,383
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	65,000	67,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	45,000	42,975
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	25,000	25,938
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	50,000	50,125
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	30,000	30,600

		$1,676,768
Network & Telecom - 0.7%
Centurylink, Inc., 6.75%, 12/01/23	$30,000	$32,453
Centurylink, Inc., 7.65%, 3/15/42	95,000	95,475
Citizens Communications Co., 9%, 8/15/31	100,000	105,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	$26,000	$26,780
Frontier Communications Corp., 8.125%, 10/01/18	30,000	33,788
Telecom Italia Capital, 6%, 9/30/34	35,000	36,575

		$330,321
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$170,000	$166,600
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	145,000	122,888
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	80,000	66,000

		$355,488
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$65,000	$68,673
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	110,000	107,525

		$176,198
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$200,000	$270,376

Pharmaceuticals - 1.3%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$135,000	$142,763
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	90,000	93,150
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	10,000	10,200
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	150,000	157,125
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,644
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	20,000	20,250
Vantage Point Imaging, 7.5%, 7/15/21 (n)	45,000	48,825
VRX Escrow Corp., 5.875%, 5/15/23 (n)	55,000	56,444

		$587,401
Pollution Control - 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (z)	$150,000	$149,400

Precious Metals & Minerals - 0.8%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$195,000	$199,875
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	180,000	177,300

		$377,175
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 6/15/18 (z)	$23,764	$25,086
Gannett Co., Inc., 4.875%, 9/15/21 (n)	45,000	46,238
Gannett Co., Inc., 6.375%, 10/15/23	60,000	64,950
Nielsen Finance LLC, 5%, 4/15/22 (n)	130,000	130,715

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - continued
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	$50,000	$52,063
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	5,000	5,188

		$324,240
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	$160,000	$172,800

Real Estate - Other - 0.6%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$75,000	$77,625
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	135,000	139,894
Felcor Lodging LP, REIT, 5.625%, 3/01/23	65,000	67,600

		$285,119
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/21	$130,000	$136,825
Bon Ton Stores, Inc., 8%, 6/15/21	70,000	58,450
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	67,000	65,158
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	130,000	136,500
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	55,000	53,075
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	70,000	75,075
Rite Aid Corp., 9.25%, 3/15/20	70,000	77,350
Rite Aid Corp., 6.75%, 6/15/21	30,000	31,763
Rite Aid Corp., 6.125%, 4/01/23 (n)	20,000	20,725
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	45,000	47,588

		$702,509
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$145,000	$149,894

Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$95,000	$99,750
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	125,000	125,625
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	100,000	103,750
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	215,000

		$544,125
Telecommunications - Wireless - 3.8%
Digicel Group Ltd., 7.125%, 4/01/22 (n)	$200,000	$189,375
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	223,900
Numericable Group S.A., 6%, 5/15/22 (n)	200,000	204,875
Sprint Capital Corp., 6.875%, 11/15/28	105,000	95,025
Sprint Corp., 7.875%, 9/15/23	145,000	145,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Sprint Corp., 7.125%, 6/15/24	$75,000	$72,094
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	56,891
Sprint Nextel Corp., 6%, 11/15/22	110,000	103,950
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,313
T-Mobile USA, Inc., 6.5%, 1/15/24	40,000	41,750
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	25,813
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	146,300
T-Mobile USA, Inc., 6.633%, 4/28/21	50,000	52,750
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	200,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	204,750

		$1,773,330
Telephone Services - 0.4%
Frontier Communications Corp., 6.25%, 9/15/21	$30,000	$29,775
Level 3 Financing, Inc., 8.625%, 7/15/20	45,000	48,825
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	55,000	54,863
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	45,000	44,944

		$178,407
Transportation - Services - 1.1%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	$110,000	$94,875
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	117,000	119,633
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	85,000	78,200
Stena AB, 7%, 2/01/24 (n)	200,000	192,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	28,000	25,760

		$510,468
Utilities - Electric Power - 1.5%
Calpine Corp., 5.5%, 2/01/24	$150,000	$150,000
Covanta Holding Corp., 7.25%, 12/01/20	95,000	100,700
Covanta Holding Corp., 6.375%, 10/01/22	35,000	37,188
Covanta Holding Corp., 5.875%, 3/01/24	40,000	41,400
NRG Energy, Inc., 8.25%, 9/01/20	195,000	205,725
NRG Energy, Inc., 6.25%, 7/15/22	45,000	46,688
NRG Energy, Inc., 6.625%, 3/15/23	100,000	105,250

		$686,951
Total Bonds (Identified Cost, $28,959,395)		$29,017,578

Common Stocks - 34.0%
Aerospace - 1.0%
United Technologies Corp.	3,989	$453,749

Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,253	$361,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - 0.0%
Accuride Corp. (a)	2,414	$9,849

Broadcasting - 1.0%
Time Warner, Inc.	5,520	$465,943

Brokerage & Asset Managers - 2.6%
BlackRock, Inc.	1,430	$520,434
NASDAQ OMX Group, Inc.	14,351	697,889

		$1,218,323
Business Services - 1.1%
Accenture PLC, “A”	5,833	$540,427

Chemicals - 2.1%
3M Co.	3,163	$494,662
PPG Industries, Inc.	2,331	516,456

		$1,011,118
Computer Software - Systems - 1.0%
International Business Machines Corp.	2,630	$450,493

Electrical Equipment - 2.3%
Danaher Corp.	6,773	$554,573
Tyco International PLC	13,515	532,221

		$1,086,794
Electronics - 1.2%
Texas Instruments, Inc.	10,139	$549,635

Energy - Independent - 1.0%
Occidental Petroleum Corp.	6,157	$493,176

Food & Beverages - 2.1%
General Mills, Inc.	7,679	$424,956
Nestle S.A., ADR	7,311	567,480

		$992,436
Food & Drug Stores - 1.5%
CVS Health Corp.	6,925	$687,583

General Merchandise - 0.9%
Target Corp.	5,331	$420,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.4%
Aon PLC	5,565	$535,520
MetLife, Inc.	7,718	395,856
Travelers Cos., Inc.	6,654	672,786

		$1,604,162
Major Banks - 1.6%
JPMorgan Chase & Co.	11,656	$737,359

Medical Equipment - 1.8%
St. Jude Medical, Inc.	5,381	$376,939
Thermo Fisher Scientific, Inc.	3,690	463,759

		$840,698
Other Banks & Diversified Financials - 1.3%
U.S. Bancorp	13,806	$591,863

Pharmaceuticals - 3.0%
Johnson & Johnson	5,907	$585,974
Merck & Co., Inc.	9,455	563,140
Pfizer, Inc.	6,996	237,374

		$1,386,488
Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	$154,683

Telephone Services - 1.4%
Verizon Communications, Inc.	12,909	$651,130

Tobacco - 1.0%
Philip Morris International, Inc.	5,482	$457,583

Utilities - Electric Power - 1.6%
Duke Energy Corp.	9,607	$745,215
Total Common Stocks (Identified Cost, $12,042,418)		$15,910,098

Floating Rate Loans (g)(r) - 1.6%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$76,164	$76,312

Business Services - 0.1%
Fleetcor Technologies Inc., Term Loan B, 3.75%, 11/17/21	$26,176	$26,252

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$33,771	$33,855

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$45,005	$45,124

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$82,097	$82,442

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,371	$44,798

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,246	$43,409

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$15,558	$15,648
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	77,168	77,361

		$93,009
Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$53,754	$54,291

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$78,444	$78,721

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19 (o)	$169,308	$169,097
Total Floating Rate Loans (Identified Cost, $744,231)		$747,310

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	415,859	$415,859
Total Investments (Identified Cost, $42,161,903)		$46,090,845

Other Assets, Less Liabilities - 1.4%		645,560
Net Assets - 100.0%		$46,736,405

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,462,471, representing 26.7% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$3,880	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	—	—
Total	$3,880	$—

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance S.A.U., 7.75%, 2/01/20	4/08/15	$145,539	$149,400
American Media, Inc., 13.5%, 6/15/18	12/22/10	23,967	25,086
DJO Finco, Inc., 8.125%, 6/15/21	4/23/15-4/24/15	55,563	55,825
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25	1/29/03	1,339	4,268
Interval Acquisition Corp., 5.625%, 4/15/23	4/02/15-4/10/15	125,448	126,563
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	1,941	760
Total Restricted Securities			$361,902
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	58,755	7/10/15	$63,677	$66,030	$(2,353)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $41,746,044)	$45,674,986
Underlying affiliated funds, at cost and value	415,859
Total investments, at value (identified cost, $42,161,903)	$46,090,845
Cash	13,510
Receivables for
Investments sold	841,292
Interest and dividends	520,220
Other assets	16,307
Total assets	$47,482,174
Liabilities
Payables for
Distributions	$31,166
Forward foreign currency exchange contracts	2,353
Investments purchased	647,491
Payable to affiliates
Investment adviser	2,286
Transfer agent and dividend disbursing costs	340
Payable for independent Trustees’ compensation	18,574
Accrued expenses and other liabilities	43,559
Total liabilities	$745,769
Net assets	$46,736,405
Net assets consist of
Paid-in capital	$57,560,346
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,926,490
Accumulated net realized gain (loss) on investments and foreign currency	(13,228,138)
Accumulated distributions in excess of net investment income	(1,522,293)
Net assets	$46,736,405
Shares of beneficial interest outstanding	7,084,467
Net asset value per share (net assets of $46,736,405 / 7,084,467 shares of beneficial interest outstanding)	$6.60

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,009,947
Dividends	202,246
Dividends from underlying affiliated funds	368
Foreign taxes withheld	(2,277)
Total investment income	$1,210,284
Expenses
Management fee	$201,037
Transfer agent and dividend disbursing costs	8,369
Administrative services fee	8,679
Independent Trustees’ compensation	5,055
Stock exchange fee	11,775
Custodian fee	7,532
Shareholder communications	27,855
Audit and tax fees	35,136
Legal fees	6,470
Miscellaneous	11,285
Total expenses	$323,193
Fees paid indirectly	(18)
Net expenses	$323,175
Net investment income	$887,109
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$47,699
Foreign currency	10,130
Net realized gain (loss) on investments and foreign currency	$57,829
Change in unrealized appreciation (depreciation)
Investments	$94,010
Translation of assets and liabilities in foreign currencies	(2,613)
Net unrealized gain (loss) on investments and foreign currency translation	$91,397
Net realized and unrealized gain (loss) on investments and foreign currency	$149,226
Change in net assets from operations	$1,036,335

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/15	Year ended 10/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$887,109	$1,989,914
Net realized gain (loss) on investments and foreign currency	57,829	1,310,027
Net unrealized gain (loss) on investments and foreign currency translation	91,397	(259,419)
Change in net assets from operations	$1,036,335	$3,040,522
Distributions declared to shareholders
From net investment income	$(887,109)	$(2,953,636)
From tax return of capital	—	(1,971,890)
From other sources	(1,470,954)	—
Total distributions declared to shareholders	$(2,358,063)	$(4,925,526)
Change in net assets from fund share transactions	$154,096	$387,197
Total change in net assets	$(1,167,632)	$(1,497,807)
Net assets
At beginning of period	47,904,037	49,401,844
At end of period (including accumulated distributions in excess of net investment income of $1,522,293 and $51,339, respectively)	$46,736,405	$47,904,037

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.78		$7.05	$6.84	$6.73	$7.23	$6.71
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.33	$0.39	$0.40	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.15	0.58	0.39	(0.18)	0.77
Total from investment operations	$0.15		$0.43	$0.91	$0.78	$0.22	$1.21
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.42)	$(0.39)	$(0.41)	$(0.42)	$(0.51)
From tax return of capital	—		(0.28)	(0.31)	(0.26)	(0.30)	(0.18)
From other sources	(0.20)		—	—	—	—	—
Total distributions declared to shareholders	$(0.33)		$(0.70)	$(0.70)	$(0.67)	$(0.72)	$(0.69)
Net asset value, end of period (x)	$6.60		$6.78	$7.05	$6.84	$6.73	$7.23
Market value, end of period	$6.52		$7.59	$7.29	$7.46	$6.86	$7.95
Total return at market value (%)	(9.78	)(n)	14.73	7.94	19.99	(4.67)	40.46
Total return at net asset value (%) (j)(r)(s)(x)	2.23	(n)	5.97	13.85	12.15	2.81	18.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.35	1.39	1.49	1.42	1.53
Expenses after expense reductions (f)	N/A		1.35	1.39	1.45	1.39	1.47
Net investment income	3.80	(a)	4.05	4.73	5.73	5.65	6.36
Portfolio turnover	19	(n)	39	40	49	53	55
Net assets at end of period (000 omitted)	$46,736		$47,904	$49,402	$47,596	$46,438	$49,461

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,910,098	$—	$—	$15,910,098
Non-U.S. Sovereign Debt	—	338,765	—	338,765
U.S. Corporate Bonds	—	22,105,577	—	22,105,577
Commercial Mortgage-Backed Securities	—	34,134	—	34,134
Foreign Bonds	—	6,539,102	—	6,539,102
Floating Rate Loans	—	747,310	—	747,310
Mutual Funds	415,859	—	—	415,859
Total Investments	$16,325,957	$29,764,888	$—	$46,090,845

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,353)	$—	$(2,353)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(2,353)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$10,573

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(2,783)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

For the six months ended April 30, 2015, the amount of distributions estimated to be a tax return of capital was approximately $1,470,954. The final tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains) (a)	$2,953,636
Tax return of capital (b)	1,971,890
Total distributions	$4,925,526

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2014 is $919,037 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$42,704,643
Gross appreciation	4,828,009
Gross depreciation	(1,441,807)
Net unrealized appreciation (depreciation)	$3,386,202

As of 10/31/14
Capital loss carryforwards	(13,203,836)
Other temporary differences	(51,178)
Net unrealized appreciation (depreciation)	3,752,801

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(8,402,598)
10/31/17	(4,711,246)
10/31/18	(89,992)
Total	$(13,203,836)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2015. For the six months ended April 30, 2015, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc.

Notes to Financial Statements (unaudited) – continued

(MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2015, these fees paid to MFSC amounted to $1,272.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0372% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $542 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $17,317 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $89 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $8,940,504 and $10,130,078, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2015 and the year ended October 31, 2014, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	22,585	$154,096	53,873	$387,197

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $86 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,172,304	5,125,178	(5,881,623)	415,859

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$368	$415,859

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2015, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2014 and the financial highlights for each of the five years in the period ended October 31, 2014, and in our report dated December 18, 2014, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/14-11/30/14	0	N/A	0	702,165
12/01/14-12/31/14	0	N/A	0	702,165
1/01/15-1/31/15	0	N/A	0	702,165
2/01/15-2/28/15	0	N/A	0	702,165
3/01/15-3/31/15	0	N/A	0	707,521
4/01/15-4/30/15	0	N/A	0	707,521
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 707,521.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.